Subsequent Events (FY) (Details) - USD ($)																							1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2019	May 13, 2019	May 10, 2019	May 06, 2019	May 02, 2019	Apr. 29, 2019	Apr. 25, 2019	Apr. 01, 2019	Mar. 15, 2019	Mar. 08, 2019	Feb. 22, 2019	Feb. 11, 2019	Feb. 06, 2019	Feb. 01, 2019	Jan. 18, 2019	Jan. 17, 2019	Jan. 08, 2019	Dec. 12, 2018	Nov. 28, 2018	Oct. 22, 2018	Oct. 18, 2018	Jan. 04, 2017	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Apr. 22, 2019
Subsequent Events [Line Items]
Stock Repurchased During Period, Shares																			1,048,904
Common Stock, Par or Stated Value Per Share (in Dollars per share)																								$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Stock Repurchased During Period, Value (in Dollars)																			$ 27,271
Issued (in shares)																	25,641	1,400,000			2,846,356						1,400,000
Issued				$ 15,675,790																	$ 2,023,000					$ 150,000	$ 1,400			$ 4,668,000
Stock Issued During Period, Shares, Other																						1,346
Common Stock, Shares Authorized																								88,000,000	88,000,000		580,000,000		88,000,000	580,000,000	580,000,000	580,000,000	88,000,000
Shares Issued, Price Per Share (in Dollars per share)																						$ 46.80
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																		$ 3.90									$ 3.90			$ 3.90
Warrants and Rights Outstanding, Term																		2 years
Proceeds from Issuance or Sale of Equity (in Dollars)																		$ 2,779,840									$ 2,607,099	$ 0			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																													3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																								93,000			38,462				0	0
Stock Issued During Period, Shares, Acquisitions (in Shares)				15,027,533
TruPet LLC [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)				15,027,533
Subsequent Event [Member]
Subsequent Events [Line Items]
Issued (in shares)		100,000															25,641
Issued																	$ 50,000
Conversion of Stock, Shares Issued			682,500		76,154
Subsequent Event, Description														four holders of the Series E Convertible Preferred Stock, in exchange for $10 each (a total of $40), agreed to waive the right to receive any dividends which would accrue on the Series E for a one year period beginning on October 22, 2018
Stockholders' Equity, Reverse Stock Split									1 for 26 reverse split
Stock Issued During Period, Shares, Rounding up, Reverse Stock Splits									682
Stock Issued During Period, Shares, Other								200,000
Common Stock, Shares Authorized																																	88,000,000
Private Placement, Shares				5,744,991			4,946,640
Shares Issued, Price Per Share (in Dollars per share)				$ 3.00			$ 3.00
Private Placement, Warrants				5,744,991			4,946,640
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 4.25			$ 4.25
Warrants and Rights Outstanding, Term				24 months			24 months
Proceeds from Issuance or Sale of Equity (in Dollars)				$ 17,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Description						The 2019 Plan authorizes the issuance of (i) 6,000,000 shares of common stock plus (ii) an annual increase on the first day of each calendar year beginning on January 1, 2020 and ending on and including January 1, 2029, equal to the lesser of (A) 10% of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of common stock as determined by the Board.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vest and become exercisable monthly over 2 years in equal installments of 1/24 each month.
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					2 years
Debt Instrument, Face Amount (in Dollars)				$ 6,200,000
Debt Instrument, Interest Rate, Stated Percentage				3.70%
Debt Instrument, Fee Amount (in Dollars)				$ 10,000
Debt Instrument, Fee				The Company is also required to pay a late charge equal to 5% of the aggregate amount of any payments of principal and/or interest that are paid more than 10 days after the due date.
Subsequent Event [Member] | Canadian Investment Banker [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Shares, Issued for Services										141,026
Subsequent Event [Member] | The 2019 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Common Stock, Number of Shares with Potential Issuance																180,769
Subsequent Event [Member] | TruPet LLC [Member]
Subsequent Events [Line Items]
Equity Method Investment, Ownership Percentage				93.30%
Stock Issued During Period, Shares, Acquisitions (in Shares)				15,027,533
Subsequent Event [Member] | Bona vida [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.75
Stock Issued During Period, Shares, Acquisitions (in Shares)				18,003,273
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Stock Repurchased During Period, Shares																							935,897
Common Stock, Par or Stated Value Per Share (in Dollars per share)																							$ 0.001
Stock Repurchased During Period, Value (in Dollars)																							$ 24,333
Equity Method Investment, Ownership Percentage																							38.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,200,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Events [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,150,000
Subsequent Event [Member] | Director [Member]
Subsequent Events [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,000,000
Series E Preferred Stock [Member]
Subsequent Events [Line Items]
Issued (in shares)																				2,846,355.54
Issued																				$ 2,022,766
Conversion of stock, shares converted (in shares)		236,364	689,394																						925,758				925,758
Stock Issued During Period, Shares, Other																											2,846,355.54
Series E Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion of stock, shares converted (in shares)	236,364		689,394		60,000							54,000	49,523		49,155
Conversion of Stock, Shares Issued	300,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion of Stock, Shares Issued											115	68,538	62,856		62,389
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion of stock, shares converted (in shares)											1,000